Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Feb. 09, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
SOSAR Grants in 2024
In compliance with Item 402(x) of Regulation S-K, the following table sets forth certain information regarding SOSAR grants made to our NEOs during fiscal year 2024.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award
Percentage Change in the Closing Market
Price of the Securities Underlying the Award
Between the Trading Day Ending
Immediately Prior to the Disclosure of
Material Nonpublic Information and the
Trading Day Immediately Following the
Disclosure of Material Nonpublic
Information

Scott Boatwright	2/9/2024	118,500	$52.77	$2,000,280	(1.08)%
Adam Rymer	2/9/2024	20,750	$52.77	$350,260	(1.08)%
Jack Hartung	2/9/2024	154,000	$52.77	$2,599,520	(1.08)%
Curt Garner	2/9/2024	148,100	$52.77	$2,499,928	(1.08)%
Chris Brandt	2/9/2024	56,300	$52.77	$950,344	(1.08)%
Roger Theodoredis	2/9/2024	88,850	$52.77	$1,499,788	(1.08)%
Brian Niccol	2/9/2024	476,800	$52.77	$8,048,384	(1.08)%

Awards Close in Time to MNPI Disclosures, Table
In compliance with Item 402(x) of Regulation S-K, the following table sets forth certain information regarding SOSAR grants made to our NEOs during fiscal year 2024.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award
Percentage Change in the Closing Market
Price of the Securities Underlying the Award
Between the Trading Day Ending
Immediately Prior to the Disclosure of
Material Nonpublic Information and the
Trading Day Immediately Following the
Disclosure of Material Nonpublic
Information

Scott Boatwright	2/9/2024	118,500	$52.77	$2,000,280	(1.08)%
Adam Rymer	2/9/2024	20,750	$52.77	$350,260	(1.08)%
Jack Hartung	2/9/2024	154,000	$52.77	$2,599,520	(1.08)%
Curt Garner	2/9/2024	148,100	$52.77	$2,499,928	(1.08)%
Chris Brandt	2/9/2024	56,300	$52.77	$950,344	(1.08)%
Roger Theodoredis	2/9/2024	88,850	$52.77	$1,499,788	(1.08)%
Brian Niccol	2/9/2024	476,800	$52.77	$8,048,384	(1.08)%

Scott Boatwright [Member]
Awards Close in Time to MNPI Disclosures
Name		Scott Boatwright
Underlying Securities | shares		118,500
Exercise Price | $ / shares		$ 52.77
Fair Value as of Grant Date | $		$ 2,000,280
Underlying Security Market Price Change		(0.0108)
Adam Rymer [Member]
Awards Close in Time to MNPI Disclosures
Name		Adam Rymer
Underlying Securities | shares		20,750
Exercise Price | $ / shares		$ 52.77
Fair Value as of Grant Date | $		$ 350,260
Underlying Security Market Price Change		(0.0108)
Jack Hartung [Member]
Awards Close in Time to MNPI Disclosures
Name		Jack Hartung
Underlying Securities | shares		154,000
Exercise Price | $ / shares		$ 52.77
Fair Value as of Grant Date | $		$ 2,599,520
Underlying Security Market Price Change		(0.0108)
Curt Garner [Member]
Awards Close in Time to MNPI Disclosures
Name		Curt Garner
Underlying Securities | shares		148,100
Exercise Price | $ / shares		$ 52.77
Fair Value as of Grant Date | $		$ 2,499,928
Underlying Security Market Price Change		(0.0108)
Chris Brandt [Member]
Awards Close in Time to MNPI Disclosures
Name		Chris Brandt
Underlying Securities | shares		56,300
Exercise Price | $ / shares		$ 52.77
Fair Value as of Grant Date | $		$ 950,344
Underlying Security Market Price Change		(0.0108)
Roger Theodoredis [Member]
Awards Close in Time to MNPI Disclosures
Name		Roger Theodoredis
Underlying Securities | shares		88,850
Exercise Price | $ / shares		$ 52.77
Fair Value as of Grant Date | $		$ 1,499,788
Underlying Security Market Price Change		(0.0108)
Brian Niccol [Member]
Awards Close in Time to MNPI Disclosures
Name		Brian Niccol
Underlying Securities | shares		476,800
Exercise Price | $ / shares		$ 52.77
Fair Value as of Grant Date | $		$ 8,048,384
Underlying Security Market Price Change		(0.0108)